Other Intangible Assets Disclosure: Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Intangible Assets

	December 31, 2015 Gross	Accumulated Amortization	December 31, 2015 Net

Capitalized software costs	$2,048,998	$(763,684)	$1,285,314
License agreements and contracts	75,000	--	75,000
Domain names	85,000	(22,564)	62,436
Total intellectual property, net	$2,208,998	$(786,248)	$1,422,750

	December 31, 2014 Gross	Accumulated Amortization	December 31, 2014 Net

Capitalized software costs	$2,182,640	$(582,017)	$1,600,623
License agreements and contracts	69,808	(69,808)	--
Domain names	85,000	(11,887)	73,113
Total intellectual property, net	$2,337,448	$(663,712)	$1,673,736